Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.480%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,446,808.73

Principal:
Principal Collections	$18,484,661.24
Prepayments in Full	$9,022,838.49
Liquidation Proceeds	$166,159.78
Recoveries	$49,053.32
Sub Total	$27,722,712.83
Collections	$29,169,521.56

Purchase Amounts:
Purchase Amounts Related to Principal	$594,845.08
Purchase Amounts Related to Interest	$2,695.80
Sub Total	$597,540.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,767,062.44

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,767,062.44
Servicing Fee	$417,100.76	$417,100.76	$0.00	$0.00	$29,349,961.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,349,961.68
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,349,961.68
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,349,961.68
Interest - Class A-3 Notes	$208,259.43	$208,259.43	$0.00	$0.00	$29,141,702.25
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$28,967,125.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,967,125.42
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$28,873,166.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,873,166.42
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$28,805,301.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,805,301.00
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$28,722,081.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,722,081.42
Regular Principal Payment	$27,026,969.90	$27,026,969.90	$0.00	$0.00	$1,695,111.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,695,111.52
Residual Released to Depositor	$0.00	$1,695,111.52	$0.00	$0.00	$0.00
Total		$29,767,062.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,026,969.90
Total					$27,026,969.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,026,969.90	$45.98	$208,259.43	$0.35	$27,235,229.33	$46.33
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$27,026,969.90	$14.38	$627,880.26	$0.33	$27,654,850.16	$14.71

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$215,440,792.20	0.3665206	$188,413,822.30	0.3205407
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$477,000,792.20	0.2538102	$449,973,822.30	0.2394293

Pool Information
Weighted Average APR	3.470%	3.473%
Weighted Average Remaining Term	30.65	29.87
Number of Receivables Outstanding	39,907	38,746
Pool Balance	$500,520,912.77	$471,949,688.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$477,000,792.20	$449,973,822.30
Pool Factor	0.2578147	0.2430978

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$21,975,866.46
Targeted Overcollateralization Amount	$21,975,866.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,975,866.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$302,719.42
(Recoveries)		148	$49,053.32
Net Loss for Current Collection Period			$253,666.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6082%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0692%
Second Prior Collection Period			0.4977%
Prior Collection Period			0.6523%
Current Collection Period			0.6260%
Four Month Average (Current and Prior Three Collection Periods)			0.7113%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,885	$14,451,031.87
(Cumulative Recoveries)			$1,975,958.77
Cumulative Net Loss for All Collection Periods			$12,475,073.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6426%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,958.25
Average Net Loss for Receivables that have experienced a Realized Loss			$2,553.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.67%	522	$7,861,429.37
61-90 Days Delinquent	0.26%	71	$1,238,402.41
91-120 Days Delinquent	0.06%	13	$297,324.26
Over 120 Days Delinquent	0.20%	51	$961,387.39
Total Delinquent Receivables	2.19%	657	$10,358,543.43

Repossession Inventory:
Repossessed in the Current Collection Period		24	$426,714.50
Total Repossessed Inventory		38	$688,980.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3190%
Prior Collection Period			0.3433%
Current Collection Period			0.3484%
Three Month Average			0.3369%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer